Company's Restricted Shares Activity Under 2007 Stock Incentive Scheme (Detail) (Stock Incentive Plan 2007, Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2012
Stock Incentive Plan 2007 | Restricted Stock Units (RSUs)
Number of restricted shares
Outstanding, beginning of period	13,155,600
Granted	280,000
Exercised	(2,610,400)
Forfeited/Cancelled	(220,000)
Outstanding, end of period	10,605,200
Vested and expected to vest as of end of period	9,882,865
Weighted average grant date fair value
Outstanding, beginning of period	$ 43,646,424
Granted	$ 961,809
Exercised	$ (9,793,522)
Forfeited/Cancelled	$ (775,148)
Outstanding, end of period	$ 34,039,563
Vested and expected to vest as of December 31, 2012	$ 31,721,081